Other liabilities - Tax Payables and Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other liabilities
VAT, current	$ 4,061	$ 8,234
VAT	4,061	8,234
Accrued social security taxes payable, current	13,266	7,781
Accrued social security taxes payable	13,266	7,781
Personal income tax withholding payable, current	1,111	1,351
Personal income tax withholding payable	1,111	1,351
Other tax payables, current	4,739	5,093
Other tax payables	4,739	5,093
Total current tax payables	23,177	22,459
Total tax payables	$ 23,177	$ 22,459